INCOME TAXES - Income tax provision (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current:
United States			$ 22,321	$ 8,854
Foreign			(7,756)	12,095
Total current income tax expense (benefit)			14,565	20,949
Deferred:
United States			4,698	(13,227)
Foreign			(534)	1,794
Total deferred income tax expense (benefit)			4,164	(11,433)
Total provision for income tax expense	$ 28,349	$ 10,673	$ 18,729	$ 9,516